VANECK CHINEXT ETF
SCHEDULE OF INVESTMENTS
September 30, 2025 (unaudited)
1
BRF
Number
of Shares Value
COMMON STOCKS: 99.7%
Capital Goods : 35.7%
Beijing Easpring Material
Technology Co. Ltd. 29,300 $ 273,848
CNGR Advanced Material Co.
Ltd. 30,800 216,308
Contemporary Amperex
Technology Co. Ltd. 187,500 10,620,415
Dongguan Yiheda Automation
Co. Ltd. 23,800 106,891
Eve Energy Co. Ltd. 91,900 1,177,591
Ginlong Technologies Co. Ltd. 16,200 211,050
Hunan Yuneng New Energy
Battery Material Co. Ltd. 29,100 246,685
JL Mag Rare-Earth Co. Ltd. 43,500 209,988
Qingdao TGOOD Electric Co.
Ltd. 52,400 200,255
Shenzhen Inovance
Technology Co. Ltd. 144,700 1,707,363
Siasun Robot & Automation
Co. Ltd. * 86,600 237,753
Sungrow Power Supply Co. Ltd. 106,780 2,434,408
Sunwoda Electronic Co. Ltd. 99,600 474,304
Wuxi Lead Intelligent
Equipment Co. Ltd. 80,500 704,694
18,821,553
Commercial & Professional Services : 0.5%
Beijing Originwater Technology
Co. Ltd. 154,100 94,717
Centre Testing International
Group Co. Ltd. 102,400 185,310
280,027
Consumer Durables & Apparel : 0.4%
DBG Technology Co. Ltd. 27,200 112,003
Huali Industrial Group Co. Ltd. 11,200 83,490
195,493
Consumer Services : 0.3%
Songcheng Performance
Development Co. Ltd. 116,900 143,985
Underline
Financial Services : 9.3%
Beijing Compass Technology
Development Co. Ltd. * 26,465 622,299
East Money Information Co.
Ltd. 912,300 3,482,760
Hithink RoyalFlush Information
Network Co. Ltd. 14,800 775,721
4,880,780
Food, Beverage & Tobacco : 2.5%
Gambol Pet Group Co. Ltd. 5,600 73,801
Jiangsu Lihua Foods Group Co.
Ltd. 22,300 67,998
Wens Foodstuff Group Co. Ltd. 388,300 1,015,595
Yihai Kerry Arawana Holdings
Co. Ltd. 41,000 181,805
1,339,199
Number
of Shares Value
Health Care Equipment & Services : 5.7%
Aier Eye Hospital Group Co.
Ltd. 317,000 $ 549,975
Huaxia Eye Hospital Group Co.
Ltd. 12,600 35,270
Intco Medical Technology Co.
Ltd. 30,800 159,154
Jafron Biomedical Co. Ltd. 31,400 98,159
Lepu Medical Technology
Beijing Co. Ltd. 89,200 219,384
Ovctek China, Inc. 37,500 90,500
Shenzhen Mindray Bio-Medical
Electronics Co. Ltd. 40,100 1,385,914
Shenzhen New Industries
Biomedical Engineering Co.
Ltd. 24,300 233,431
Winner Medical Co. Ltd. 13,400 72,134
Winning Health Technology
Group Co. Ltd. 132,500 171,345
3,015,266
Household & Personal Products : 0.4%
By-health Co. Ltd. 71,400 115,767
Yunnan Botanee Bio-
Technology Group Co. Ltd. 13,500 85,591
201,358
Materials : 3.3%
Canmax Technologies Co. Ltd. 42,200 148,423
Hubei Dinglong Co. Ltd. 49,900 254,777
Hubei Feilihua Quartz Glass
Co. Ltd. 31,000 329,207
Jiangsu Nata Opto-electronic
Material Co. Ltd. 42,800 261,294
Shandong Sinocera Functional
Material Co. Ltd. 57,100 179,378
Shenzhen Capchem
Technology Co. Ltd. 35,100 263,798
Sunresin New Materials Co.
Ltd. 18,300 148,583
Weihai Guangwei Composites
Co. Ltd. 38,700 165,089
1,750,549
Media & Entertainment : 2.3%
Beijing Enlight Media Co. Ltd. 102,400 278,826
Bluefocus Intelligent
Communications Group Co.
Ltd. * 261,000 249,794
Kunlun Tech Co. Ltd. * 62,300 426,195
Mango Excellent Media Co. Ltd. 45,200 227,244
1,182,059
Pharmaceuticals, Biotechnology & Life
Sciences : 3.8%
Betta Pharmaceuticals Co. Ltd. 18,700 176,064
BGI Genomics Co. Ltd. * 17,600 121,522
Chongqing Zhifei Biological
Products Co. Ltd. 82,800 242,209
CSPC Innovation
Pharmaceutical Co. Ltd. 26,800 173,089
Hangzhou Tigermed
Consulting Co. Ltd. 38,500 314,775

VANECK CHINEXT ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
2
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
Pharmaceuticals, Biotechnology & Life
Sciences (continued)
Imeik Technology
Development Co. Ltd. 9,980 $ 254,064
Pharmaron Beijing Co. Ltd. 69,000 348,334
Shenzhen Kangtai Biological
Products Co. Ltd. 45,200 106,758
Walvax Biotechnology Co. Ltd. 117,900 192,768
Yili Chuanning Biotechnology
Co. Ltd. 47,000 71,273
2,000,856
Semiconductors & Semiconductor
Equipment : 5.2%
All Winner Technology Co. Ltd. 43,300 316,239
Hangzhou Chang Chuan
Technology Co. Ltd. 30,700 430,473
Ingenic Semiconductor Co. Ltd. 22,100 277,005
Konfoong Materials
International Co. Ltd. 15,000 215,098
SG Micro Corp. 29,270 342,951
Shenzhen SC New Energy
Technology Corp. 19,100 270,380
Sigmastar Technology Ltd. 12,200 110,517
Suzhou Maxwell Technologies
Co. Ltd. 11,113 155,217
Wuhan DR Laser Technology
Corp. Ltd. 9,800 100,490
Yangzhou Yangjie Electronic
Technology Co. Ltd. 21,100 206,315
Zhejiang Jingsheng Mechanical
& Electrical Co. Ltd. 44,900 287,210
2,711,895
Software & Services : 5.2%
Beijing E-Hualu Information
Technology Co. Ltd. * 34,200 104,965
Beijing Sinnet Technology Co.
Ltd. 102,100 217,190
Beijing Ultrapower Software
Co. Ltd. 137,500 276,342
Empyrean Technology Co. Ltd. 13,400 238,224
Isoftstone Information
Technology Group Co. Ltd. 43,000 334,126
Jiangsu Hoperun Software Co.
Ltd. * 55,600 475,580
Number
of Shares Value
Software & Services (continued)
Range Intelligent Computing
Technology Group Co. Ltd. 35,500 $ 266,859
Sangfor Technologies, Inc. 17,300 306,112
Thunder Software Technology
Co. Ltd. 25,700 281,328
Wangsu Science & Technology
Co. Ltd. 150,200 244,302
2,745,028
Technology Hardware & Equipment : 25.1%
Anker Innovations Technology
Co. Ltd. 15,780 270,613
Chaozhou Three-Circle Group
Co. Ltd. 91,600 597,243
Electric Connector Technology
Co. Ltd. 19,600 157,187
Eoptolink Technology, Inc. Ltd. 64,240 3,318,050
Lens Technology Co. Ltd. 141,700 669,207
Maxscend Microelectronics
Co. Ltd. 24,700 288,918
Ruijie Networks Co. Ltd. 7,200 90,754
Shanghai Huace Navigation
Technology Ltd. 36,200 180,335
Sharetronic Data Technology
Co. Ltd. 16,300 419,163
Shenzhen Everwin Precision
Technology Co. Ltd. 68,800 404,280
Shenzhen Longsys Electronics
Co. Ltd. 6,900 173,228
Shenzhen Sunway
Communication Co. Ltd. 59,000 214,381
Suzhou TFC Optical
Communication Co. Ltd. 31,436 743,922
Victory Giant Technology
Huizhou Co. Ltd. 44,700 1,798,795
Wuhan Jingce Electronic Group
Co. Ltd. * 14,000 154,627
Yealink Network Technology
Corp. Ltd. 34,300 178,593
Zhongji Innolight Co. Ltd. 62,900 3,585,583
13,244,879
Total Common Stocks
(Cost: $36,268,634) 52,512,927
Total Investments: 99.7%
(Cost: $36,268,634) 52,512,927
Other assets less liabilities: 0.3% 174,247
NET ASSETS: 100.0% $ 52,687,174
* Non-income producing